Loan Payable Disclosure	12 Months Ended
Dec. 31, 2015
Notes
Loan Payable Disclosure	6. Loan Payable As at December 31, 2015, the Company owed $126,074 (CAD$174,487) (2014 - $52,582 (CAD$61,000)) to an unrelated party, which is non-interest bearing, unsecured, and due on demand.